Balance Sheet Components - Summary of Changes in the Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance, beginning of year	$ 1,078
Accretion expense	87	$ 41
Liabilities incurred		1,037
Balance, end of year	$ 1,165	$ 1,078